Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	Mar. 31, 2020 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment to opening Accumulated deficit related to adoption of ASC Topic 326	$ (9,319)
Cumulative Effect, Period Of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment to opening Accumulated deficit related to adoption of ASC Topic 326	$ 9,319